Distribution Date:	08/17/26	Benchmark 2026-B42 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2026-B42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Attention: Lainie Kaye	cmbs.requests@db.com;
				DBCMBSnotices@sidley.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
Additional Information	5	General Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	General Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-15		Attention: Lindsey Wright	Lindsey.Wright@KKR.com;
Mortgage Loan Detail (Part 2)	16-18			Stewart.McQueen@dechert.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19
		Master & Special Servicer	National Cooperative Bank, N.A.
Historical Detail	20
			Attention: Tom Klump, Chief Operating Officer	tklump@ncb.coop; bpace@ncb.coop
Delinquency Loan Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
		Asset Representations	Park Bridge Lender Services LLC
Supplemental Notes	29	Reviewer & Operating
		Advisor
			Attention: BMARK 2026-B42 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Directing Holder	KREF Securities Holdings, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08164FAA9	4.216170%	8,602,000.00	7,890,836.42	166,693.42	27,724.26	0.00	0.00	194,417.68	7,724,143.00	30.04%	30.00%
A-2	08164FAC5	4.682290%	7,560,000.00	7,560,000.00	0.00	29,498.43	0.00	0.00	29,498.43	7,560,000.00	30.04%	30.00%
A-4	08164FAE1	4.808240%	95,000,000.00	95,000,000.00	0.00	380,652.33	0.00	0.00	380,652.33	95,000,000.00	30.04%	30.00%
A-5	08164FAG6	5.099510%	358,743,000.00	358,743,000.00	0.00	1,524,511.26	0.00	0.00	1,524,511.26	358,743,000.00	30.04%	30.00%
A-SB	08164FAJ0	4.943910%	26,371,000.00	26,371,000.00	0.00	108,646.54	0.00	0.00	108,646.54	26,371,000.00	30.04%	30.00%
A-S	08164FAQ4	5.327430%	86,848,000.00	86,848,000.00	0.00	385,563.87	0.00	0.00	385,563.87	86,848,000.00	17.77%	17.75%
B	08164FAU5	6.290517%	31,904,000.00	31,904,000.00	0.00	167,243.89	0.00	0.00	167,243.89	31,904,000.00	13.27%	13.25%
C	08164FAW1	6.290517%	24,814,000.00	24,814,000.00	0.00	130,077.41	0.00	0.00	130,077.41	24,814,000.00	9.76%	9.75%
D	08164FAY7	6.290517%	7,089,000.00	7,089,000.00	0.00	37,161.23	0.00	0.00	37,161.23	7,089,000.00	8.76%	8.75%
E	08164FBA8	6.290517%	12,407,000.00	12,407,000.00	0.00	65,038.71	0.00	0.00	65,038.71	12,407,000.00	7.01%	7.00%
F	08164FBC4	4.000000%	13,293,000.00	13,293,000.00	0.00	44,310.00	0.00	0.00	44,310.00	13,293,000.00	5.13%	5.13%
G-RR	08164FBE0	6.290517%	7,976,000.00	7,976,000.00	0.00	41,810.97	0.00	0.00	41,810.97	7,976,000.00	4.00%	4.00%
J-RR	08164FBG5	6.290517%	21,269,000.00	21,269,000.00	0.00	111,494.18	0.00	0.00	111,494.18	21,269,000.00	1.00%	1.00%
K-RR*	08164FBJ9	6.290517%	7,090,365.00	7,090,365.00	0.00	37,168.39	0.00	0.00	37,168.39	7,090,365.00	0.00%	0.00%
VRR	08164FBQ3	6.290517%	20,235,347.00	20,215,048.94	4,757.77	105,969.26	0.00	0.00	110,727.03	20,210,291.17	0.00%	0.00%
R	08164FBN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08164FBL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			729,201,712.00	728,470,250.36	171,451.19	3,196,870.73	0.00	0.00	3,368,321.92	728,298,799.17

X-A	08164FAL5	1.275554%	496,276,000.00	495,564,836.42	0.00	526,766.51	0.00	0.00	526,766.51	495,398,143.00
X-B	08164FAN1	0.963087%	86,848,000.00	86,848,000.00	0.00	69,701.84	0.00	0.00	69,701.84	86,848,000.00
X-F	08164FAS0	2.290517%	13,293,000.00	13,293,000.00	0.00	25,373.21	0.00	0.00	25,373.21	13,293,000.00
Notional SubTotal			596,417,000.00	595,705,836.42	0.00	621,841.56	0.00	0.00	621,841.56	595,539,143.00

Deal Distribution Total					171,451.19	3,818,712.29	0.00	0.00	3,990,163.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08164FAA9	917.32578703	19.37844920	3.22300163	0.00000000	0.00000000	0.00000000	0.00000000	22.60145083	897.94733783
A-2	08164FAC5	1,000.00000000	0.00000000	3.90190873	0.00000000	0.00000000	0.00000000	0.00000000	3.90190873	1,000.00000000
A-4	08164FAE1	1,000.00000000	0.00000000	4.00686663	0.00000000	0.00000000	0.00000000	0.00000000	4.00686663	1,000.00000000
A-5	08164FAG6	1,000.00000000	0.00000000	4.24959166	0.00000000	0.00000000	0.00000000	0.00000000	4.24959166	1,000.00000000
A-SB	08164FAJ0	1,000.00000000	0.00000000	4.11992492	0.00000000	0.00000000	0.00000000	0.00000000	4.11992492	1,000.00000000
A-S	08164FAQ4	1,000.00000000	0.00000000	4.43952503	0.00000000	0.00000000	0.00000000	0.00000000	4.43952503	1,000.00000000
B	08164FAU5	1,000.00000000	0.00000000	5.24209786	0.00000000	0.00000000	0.00000000	0.00000000	5.24209786	1,000.00000000
C	08164FAW1	1,000.00000000	0.00000000	5.24209761	0.00000000	0.00000000	0.00000000	0.00000000	5.24209761	1,000.00000000
D	08164FAY7	1,000.00000000	0.00000000	5.24209762	0.00000000	0.00000000	0.00000000	0.00000000	5.24209762	1,000.00000000
E	08164FBA8	1,000.00000000	0.00000000	5.24209801	0.00000000	0.00000000	0.00000000	0.00000000	5.24209801	1,000.00000000
F	08164FBC4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G-RR	08164FBE0	1,000.00000000	0.00000000	5.24209754	0.00000000	0.00000000	0.00000000	0.00000000	5.24209754	1,000.00000000
J-RR	08164FBG5	1,000.00000000	0.00000000	5.24209789	0.00000000	0.00000000	0.00000000	0.00000000	5.24209789	1,000.00000000
K-RR	08164FBJ9	1,000.00000000	0.00000000	5.24209826	0.00000000	0.02559389	0.00000000	0.00000000	5.24209826	1,000.00000000
VRR	08164FBQ3	998.99690082	0.23512174	5.23683928	0.00000000	0.00025599	0.00000000	0.00000000	5.47196102	998.76177908
R	08164FBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08164FBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08164FAL5	998.56699985	0.00000000	1.06143861	0.00000000	0.00000000	0.00000000	0.00000000	1.06143861	998.23111132
X-B	08164FAN1	1,000.00000000	0.00000000	0.80257277	0.00000000	0.00000000	0.00000000	0.00000000	0.80257277	1,000.00000000
X-F	08164FAS0	1,000.00000000	0.00000000	1.90876476	0.00000000	0.00000000	0.00000000	0.00000000	1.90876476	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	27,724.26	0.00	27,724.26	0.00	0.00	0.00	27,724.26	0.00
A-2	07/01/26 - 07/30/26	30	0.00	29,498.43	0.00	29,498.43	0.00	0.00	0.00	29,498.43	0.00
A-4	07/01/26 - 07/30/26	30	0.00	380,652.33	0.00	380,652.33	0.00	0.00	0.00	380,652.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,524,511.26	0.00	1,524,511.26	0.00	0.00	0.00	1,524,511.26	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	108,646.54	0.00	108,646.54	0.00	0.00	0.00	108,646.54	0.00
X-A	07/01/26 - 07/30/26	30	0.00	526,766.51	0.00	526,766.51	0.00	0.00	0.00	526,766.51	0.00
X-B	07/01/26 - 07/30/26	30	0.00	69,701.84	0.00	69,701.84	0.00	0.00	0.00	69,701.84	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,373.21	0.00	25,373.21	0.00	0.00	0.00	25,373.21	0.00
A-S	07/01/26 - 07/30/26	30	0.00	385,563.87	0.00	385,563.87	0.00	0.00	0.00	385,563.87	0.00
B	07/01/26 - 07/30/26	30	0.00	167,243.89	0.00	167,243.89	0.00	0.00	0.00	167,243.89	0.00
C	07/01/26 - 07/30/26	30	0.00	130,077.41	0.00	130,077.41	0.00	0.00	0.00	130,077.41	0.00
D	07/01/26 - 07/30/26	30	0.00	37,161.23	0.00	37,161.23	0.00	0.00	0.00	37,161.23	0.00
E	07/01/26 - 07/30/26	30	0.00	65,038.71	0.00	65,038.71	0.00	0.00	0.00	65,038.71	0.00
F	07/01/26 - 07/30/26	30	0.00	44,310.00	0.00	44,310.00	0.00	0.00	0.00	44,310.00	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,810.97	0.00	41,810.97	0.00	0.00	0.00	41,810.97	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	111,494.18	0.00	111,494.18	0.00	0.00	0.00	111,494.18	0.00
K-RR	07/01/26 - 07/30/26	30	181.47	37,168.39	0.00	37,168.39	0.00	0.00	0.00	37,168.39	181.47
VRR	07/01/26 - 07/30/26	30	5.18	105,969.26	0.00	105,969.26	0.00	0.00	0.00	105,969.26	5.18
Totals			186.65	3,818,712.29	0.00	3,818,712.29	0.00	0.00	0.00	3,818,712.29	186.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	3,990,163.48
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,835,756.92	Master Servicing Fee	6,662.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,110.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	313.65
ARD Interest	0.00	Operating Advisor Fee	1,957.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,835,756.92	Total Fees	17,044.61

Principal		Expenses/Reimbursements
Scheduled Principal	171,451.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	171,451.19	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,818,712.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	171,451.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,990,163.48
Total Funds Collected	4,007,208.11	Total Funds Distributed	4,007,208.09

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	728,470,251.29	728,470,251.29	Beginning Certificate Balance	728,470,250.36
(-) Scheduled Principal Collections	171,451.19	171,451.19	(-) Principal Distributions	171,451.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	728,298,800.10	728,298,800.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	728,470,251.29	728,470,251.29	Ending Certificate Balance	728,298,799.17
Ending Actual Collateral Balance	728,298,800.10	728,298,800.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.93)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.93)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	45	213,555,448.77	29.32%	110	6.0296	1.749877	1.49 or less	26	229,384,897.72	31.50%	112	6.3185	1.112989
10,000,000 to 19,999,999		11	169,902,586.12	23.33%	112	6.1994	1.860439	1.50 to 1.99	20	209,246,920.82	28.73%	109	6.0204	1.679839
20,000,000 to 29,999,999		6	144,840,765.21	19.89%	112	6.0199	1.927620	2.00 to 2.49	11	221,658,714.41	30.44%	113	6.1065	2.217229
30,000,000 to 39,999,999		3	90,000,000.00	12.36%	113	5.9530	2.404427	2.50 or greater	10	68,008,267.15	9.34%	112	5.7456	4.028310
	40,000,000 or greater	2	110,000,000.00	15.10%	114	6.4068	1.698591	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	1,009,171.84	0.14%	111	5.5800	1.850000	Oklahoma	1	513,344.40	0.07%	111	5.5800	1.850000
Alaska	1	412,489.58	0.06%	111	5.5800	1.400000	Oregon	1	269,258.89	0.04%	111	5.5800	1.400000
Arizona	3	80,619,723.10	11.07%	113	6.6368	1.310940	Pennsylvania	7	27,699,307.91	3.80%	112	5.9706	1.935354
California	13	95,349,499.13	13.09%	112	5.9148	1.520001	South Carolina	1	1,445,149.64	0.20%	111	5.5800	1.850000
Colorado	1	8,600,000.00	1.18%	114	5.9980	1.660000	Tennessee	2	8,952,448.37	1.23%	46	6.8995	1.657315
Connecticut	2	3,932,135.89	0.54%	111	5.5800	1.802382	Texas	12	34,496,005.04	4.74%	112	6.0966	1.702519
Florida	3	32,010,399.82	4.40%	112	6.7895	1.275669	Virginia	2	11,299,544.35	1.55%	113	5.9666	1.649284
Hawaii	1	9,000,000.00	1.24%	114	5.6610	2.220000	Washington	2	250,838.64	0.03%	111	5.5800	1.400000
Idaho	1	1,850,959.34	0.25%	111	5.5800	1.850000	Wisconsin	2	19,519,156.94	2.68%	110	6.3363	1.248721
Illinois	1	328,443.10	0.05%	111	5.5800	1.850000	Totals	123	728,298,800.10	100.00%	112	6.1148	1.884159
Indiana	3	3,864,848.90	0.53%	111	5.5800	1.752619
									Property Type³
Iowa	1	2,150,000.00	0.30%	113	6.0800	2.160000
Maryland	2	39,450,000.00	5.42%	112	5.6531	2.725779		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	10	15,080,642.27	2.07%	107	5.8497	2.472760		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	2	1,695,727.19	0.23%	112	5.9220	2.062062	Lodging	1	13,425,114.45	1.84%	113	6.9190	1.170000
Minnesota	1	1,059,776.40	0.15%	111	5.5800	1.850000	Mixed Use	11	61,730,465.76	8.48%	111	5.7224	2.709578
Mississippi	1	2,200,000.00	0.30%	113	6.0800	2.160000	Mobile Home Park	6	6,000,000.00	0.82%	111	6.4420	1.520000
Missouri	1	13,730,465.76	1.89%	111	6.0500	2.420000	Multi-Family	26	94,713,523.77	13.00%	112	6.0875	1.800179
Nebraska	1	1,260,000.00	0.17%	113	6.0800	2.160000	Office	5	154,500,000.00	21.21%	110	6.2224	2.363196
Nevada	1	7,000,000.00	0.96%	113	5.8710	1.535939	Retail	22	221,008,784.37	30.35%	113	6.3383	1.620325
New Jersey	1	5,934,065.93	0.81%	112	5.9500	2.000000	Self Storage	52	176,920,911.77	24.29%	112	5.8211	1.618907
New Mexico	1	945,429.54	0.13%	111	5.5800	1.850000	Totals	123	728,298,800.10	100.00%	112	6.1148	1.884159
New York	31	256,375,302.24	35.20%	113	6.0941	2.172369
North Carolina	4	23,857,010.62	3.28%	114	6.0370	1.779219
Ohio	6	16,137,655.29	2.22%	112	5.9544	1.999331

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	28	264,768,525.91	36.35%	112	5.7563	2.055219	12 months or less	64	707,798,800.10	97.19%	113	6.1079	1.873994
	6.0000% to 6.4999%	35	365,605,159.74	50.20%	113	6.1957	1.915116	13 months or greater	3	20,500,000.00	2.81%	80	6.3546	2.235122
	6.5000% to 6.9999%	3	90,425,114.45	12.42%	113	6.7513	1.280030	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
	7.0000% or greater	1	7,500,000.00	1.03%	34	7.1550	1.620000
	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	1	7,500,000.00	1.03%	34	7.1550	1.620000	Interest Only	33	490,665,000.00	67.37%	112	6.1817	1.946998
	60 to 114	62	633,798,800.10	87.02%	112	6.1148	1.813272	360 months or less	30	218,695,137.55	30.03%	112	5.9769	1.667585
	115 months or greater	4	87,000,000.00	11.95%	115	6.0253	2.423347	361 months or more	4	18,938,662.55	2.60%	113	5.9750	2.756996
	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		35	436,863,426.13	59.98%	112	6.2023	1.947697			No outstanding loans in this group
	12 months or less	20	249,370,841.53	34.24%	111	5.9775	1.974272
	13 months to 24 months	10	38,571,385.11	5.30%	113	6.0016	1.349044
	25 months or greater	2	3,493,147.33	0.48%	114	6.2277	(6.586477)
	Totals	67	728,298,800.10	100.00%	112	6.1148	1.884159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30513170	OF	New York	NY	Actual/360	6.055%	260,701.39	0.00	0.00	N/A	03/06/36	--	50,000,000.00	50,000,000.00	08/06/26
1A-2	30513171				Actual/360	6.055%	104,280.56	0.00	0.00	N/A	03/06/36	--	20,000,000.00	20,000,000.00	08/06/26
2	30513086	RT	Gilbert	AZ	Actual/360	6.700%	346,166.67	0.00	0.00	N/A	02/06/36	--	60,000,000.00	60,000,000.00	08/06/26
3A-1	30530395	SS	Various	Various	Actual/360	5.580%	142,391.54	43,270.72	0.00	11/06/35	11/06/50	--	29,634,035.93	29,590,765.21	08/06/26
3A-4	30530398				Actual/360	5.580%	42,451.67	12,900.44	0.00	11/06/35	11/06/50	--	8,834,893.90	8,821,993.46	08/06/26
4A-2-2	30513092	OF	New York	NY	Actual/360	6.280%	81,116.67	0.00	0.00	N/A	11/06/35	--	15,000,000.00	15,000,000.00	08/06/26
4A-3	30512872				Actual/360	6.280%	108,155.56	0.00	0.00	N/A	11/06/35	--	20,000,000.00	20,000,000.00	08/06/26
5A-1	30323727	MU	Rockville	MD	Actual/360	5.449%	140,765.83	0.00	0.00	N/A	12/06/35	--	30,000,000.00	30,000,000.00	08/06/26
6A-2	30513209	OF	New York	NY	Actual/360	6.460%	166,883.33	0.00	0.00	N/A	02/06/36	--	30,000,000.00	30,000,000.00	08/06/26
7A-2	30512892	RT	Various	Various	Actual/360	5.950%	153,708.33	0.00	0.00	N/A	12/06/35	--	30,000,000.00	30,000,000.00	08/06/26
8A-1-2	30512658	SS	Brooklyn	NY	Actual/360	5.896%	142,159.11	0.00	0.00	N/A	10/06/35	--	28,000,000.00	28,000,000.00	08/06/26
9	30512977	RT	Various	Various	Actual/360	6.080%	140,051.11	0.00	0.00	N/A	01/01/36	--	26,750,000.00	26,750,000.00	08/01/26
10	30512736	RT	Glendale	AZ	Actual/360	6.458%	114,001.64	0.00	0.00	N/A	10/06/35	--	20,500,000.00	20,500,000.00	08/06/26
11	30530416	RT	Winston Salem	NC	Actual/360	6.065%	103,933.64	16,813.53	0.00	N/A	02/06/36	--	19,900,597.91	19,883,784.38	08/06/26
12	30512852	RT	Vista	CA	Actual/360	6.190%	104,073.67	0.00	0.00	N/A	12/06/35	--	19,525,000.00	19,525,000.00	08/06/26
13	30530387	MF	Milwaukee	WI	Actual/360	6.385%	100,907.54	14,629.42	0.00	N/A	10/06/35	--	18,352,850.95	18,338,221.53	08/06/26
14	30512864	SS	Salinas	CA	Actual/360	5.782%	91,114.68	0.00	0.00	N/A	12/06/35	--	18,300,000.00	18,300,000.00	08/06/26
15	30512916	RT	Marco Island	FL	Actual/360	6.800%	99,544.44	0.00	0.00	N/A	12/06/35	--	17,000,000.00	17,000,000.00	08/06/26
16	30530391	MU	St Louis	MO	Actual/360	6.050%	71,683.11	29,021.49	0.00	N/A	11/06/35	--	13,759,487.25	13,730,465.76	08/06/26
17	30513025	LO	Clearwater	FL	Actual/360	6.919%	80,041.07	9,041.58	0.00	N/A	01/06/36	--	13,434,156.03	13,425,114.45	08/06/26
18A3-C1-C	30323729	MU	Cambridge	MA	Actual/360	5.893%	10,148.76	0.00	0.00	N/A	06/09/35	--	2,000,000.00	2,000,000.00	08/09/26
18A3-C2-B	30323730				Actual/360	5.893%	55,818.20	0.00	0.00	N/A	06/09/35	--	11,000,000.00	11,000,000.00	08/09/26
19	30513110	OF	Bronx	NY	Actual/360	5.854%	60,491.33	0.00	0.00	N/A	03/06/36	--	12,000,000.00	12,000,000.00	08/06/26
20	30512863	SS	Pittsburg	CA	Actual/360	5.822%	58,656.65	0.00	0.00	N/A	12/06/35	--	11,700,000.00	11,700,000.00	08/06/26
21	30512873	RT	San Angelo	TX	Actual/360	6.047%	49,467.82	0.00	0.00	N/A	12/06/35	--	9,500,000.00	9,500,000.00	08/06/26
22	30323731	RT	Salisbury	MD	Actual/360	6.301%	51,274.39	0.00	0.00	N/A	02/06/36	--	9,450,000.00	9,450,000.00	08/06/26
23	30513071	SS	Waipahu	HI	Actual/360	5.661%	43,872.75	0.00	0.00	N/A	02/06/36	--	9,000,000.00	9,000,000.00	08/06/26
24	30512870	SS	The Colony	TX	Actual/360	6.250%	47,899.31	0.00	0.00	N/A	12/06/35	--	8,900,000.00	8,900,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30512985	SS	Glendora	CA	Actual/360	5.921%	44,358.16	0.00	0.00	N/A	01/06/36	--	8,700,000.00	8,700,000.00	08/06/26
26	30513093	SS	Denver	CO	Actual/360	5.998%	44,418.52	0.00	0.00	N/A	02/06/36	--	8,600,000.00	8,600,000.00	08/06/26
27A-3	30323732	RT	Virginia Beach	VA	Actual/360	6.100%	44,123.33	0.00	0.00	N/A	02/06/36	--	8,400,000.00	8,400,000.00	08/06/26
28	30512875	SS	Manteca	CA	Actual/360	5.802%	40,219.14	0.00	0.00	N/A	12/06/35	--	8,050,000.00	8,050,000.00	08/06/26
29	30513030	SS	Fresno	CA	Actual/360	6.071%	39,731.32	0.00	0.00	N/A	01/06/36	--	7,600,000.00	7,600,000.00	08/06/26
30A2-2-1-1	30323733	OF	Nashville	TN	Actual/360	7.155%	46,209.38	0.00	0.00	N/A	06/11/29	--	7,500,000.00	7,500,000.00	07/11/26
31	30513031	SS	Sparks	NV	Actual/360	5.871%	35,389.08	0.00	0.00	N/A	01/06/36	--	7,000,000.00	7,000,000.00	08/06/26
32	30512989	SS	Fresno	CA	Actual/360	6.011%	32,092.06	0.00	0.00	N/A	01/06/36	--	6,200,000.00	6,200,000.00	08/06/26
33	470148980	MF	Port Chester	NY	Actual/360	6.260%	33,342.32	1,901.25	0.00	N/A	02/01/36	--	6,185,321.36	6,183,420.11	08/01/26
34	30512790	MH	Various	TX	Actual/360	6.442%	33,283.67	0.00	0.00	N/A	11/06/35	--	6,000,000.00	6,000,000.00	08/06/26
35	470147980	MF	Mamaroneck	NY	Actual/360	5.630%	28,994.92	2,483.76	0.00	N/A	01/01/36	--	5,980,732.41	5,978,248.65	08/01/26
36A-1-2	30323734	SS	Various	Various	Actual/360	5.580%	9,492.77	2,884.71	0.00	11/06/35	11/06/50	--	1,975,602.41	1,972,717.70	08/06/26
36A-2-2	30323735				Actual/360	5.580%	18,985.54	5,769.43	0.00	11/06/35	11/06/50	--	3,951,204.80	3,945,435.37	08/06/26
37	30512862	SS	Sacramento	CA	Actual/360	5.752%	28,728.04	0.00	0.00	N/A	12/06/35	--	5,800,000.00	5,800,000.00	08/06/26
38	470147670	MF	New York	NY	Actual/360	5.270%	24,959.31	0.00	0.00	N/A	12/01/35	--	5,500,000.00	5,500,000.00	08/01/26
39	30513121	MU	New York	NY	Actual/360	6.020%	25,919.44	0.00	0.00	N/A	03/06/36	--	5,000,000.00	5,000,000.00	08/06/26
40	470148200	MF	Jackson Heights	NY	Actual/360	6.190%	26,500.49	4,090.52	0.00	N/A	01/01/36	--	4,971,690.42	4,967,599.90	08/01/26
41	470147430	MF	Long Beach	NY	Actual/360	6.020%	24,882.67	0.00	0.00	N/A	01/01/36	--	4,800,000.00	4,800,000.00	08/01/26
42	30323736	SS	Pittsburgh	PA	Actual/360	6.171%	25,187.97	0.00	0.00	N/A	01/06/36	--	4,740,000.00	4,740,000.00	08/06/26
43	470147940	MF	New York	NY	Actual/360	5.750%	21,877.45	4,091.54	0.00	N/A	12/01/35	--	4,418,447.88	4,414,356.34	08/01/26
44	470147530	MF	Yonkers	NY	Actual/360	6.160%	21,079.54	3,315.49	0.00	N/A	12/01/35	--	3,973,938.43	3,970,622.94	08/01/26
45	470148380	MF	New Rochelle	NY	Actual/360	5.960%	19,131.73	3,255.07	0.00	N/A	01/01/36	--	3,727,768.18	3,724,513.11	08/01/26
46	470148080	MF	White Plains	NY	Actual/360	6.090%	18,825.99	1,208.02	0.00	N/A	01/01/36	--	3,589,891.32	3,588,683.30	08/01/26
47	470147880	MF	Flushing	NY	Actual/360	6.420%	18,519.92	0.00	0.00	N/A	01/01/36	--	3,350,000.00	3,350,000.00	08/01/26
48	470148220	MF	Nyack	NY	Actual/360	5.940%	16,314.14	1,159.04	0.00	N/A	12/01/35	--	3,189,469.53	3,188,310.49	08/01/26
49	470148490	MF	New York	NY	Actual/360	6.220%	14,729.31	0.00	0.00	N/A	02/01/36	--	2,750,000.00	2,750,000.00	08/01/26
50	470148690	MF	Brooklyn	NY	Actual/360	6.080%	14,065.94	2,261.06	0.00	N/A	02/01/36	--	2,686,618.82	2,684,357.76	08/01/26
51	470148020	MF	Brooklyn	NY	Actual/360	6.120%	13,873.75	2,219.36	0.00	N/A	12/01/35	--	2,632,589.64	2,630,370.28	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
52	470147770	MF	New York	NY	Actual/360	6.350%	13,670.14	0.00	0.00	N/A	02/01/36	--	2,500,000.00	2,500,000.00	08/01/26
53	470148100	MF	Garden City	NY	Actual/360	6.350%	13,584.55	1,971.34	0.00	N/A	12/01/35	--	2,484,348.32	2,482,376.98	08/01/26
54	470148240	MF	Rockville Centre	NY	Actual/360	5.950%	10,959.81	1,861.49	0.00	N/A	02/01/36	--	2,139,079.15	2,137,217.66	08/01/26
55	470148600	MF	New York	NY	Actual/360	5.980%	9,632.06	1,615.33	0.00	N/A	02/01/36	--	1,870,504.57	1,868,889.24	08/01/26
56	470148300	MF	Flushing	NY	Actual/360	6.380%	9,835.12	1,400.43	0.00	N/A	01/01/36	--	1,790,192.26	1,788,791.83	08/01/26
57	470148120	MF	New York	NY	Actual/360	6.210%	9,090.75	0.00	0.00	N/A	01/01/36	--	1,700,000.00	1,700,000.00	08/01/26
58	470146280	MF	New York	NY	Actual/360	6.170%	7,930.76	1,227.09	0.00	N/A	02/01/36	--	1,492,692.06	1,491,464.97	08/01/26
59	470148360	MF	New York	NY	Actual/360	5.910%	7,588.04	1,318.61	0.00	N/A	01/01/36	--	1,491,018.47	1,489,699.86	08/01/26
60	470148890	MF	New York	NY	Actual/360	6.080%	6,282.67	0.00	0.00	N/A	02/01/36	--	1,200,000.00	1,200,000.00	08/01/26
61	470148000	MF	New York	NY	Actual/360	5.980%	5,119.04	863.61	0.00	N/A	01/01/36	--	994,095.10	993,231.49	08/01/26
62	470148140	MF	New York	NY	Actual/360	5.920%	5,067.31	876.86	0.00	N/A	01/01/36	--	994,024.19	993,147.33	08/01/26
Totals							3,835,756.92	171,451.19	0.00				728,470,251.29	728,298,800.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	10,914,035.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	10,914,035.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2-2	0.00	3,125,986.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	0.00	3,125,986.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	2,002,229.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	0.00	2,482,228.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1-2	9,635,142.02	2,591,100.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,920,685.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,102,572.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,423,115.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-C1-C	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-C2-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A2-2-1-1	0.00	0.00	--	--	--	0.00	0.00	46,185.16	46,185.16	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	274,942.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	529,470.70	604,782.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	550,372.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	304,756.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,243.20	0.00
40	305,038.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	128,926.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	209,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	187,789.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	84,870.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	187,522.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	114,371.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	318,298.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	173,081.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	(90,179.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	149,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	165,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	129,928.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	112,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	59,452.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	15,672.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	322,239,610.54	15,355,429.79				0.00	0.00	46,185.16	46,185.16	3,243.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.114809%	6.087639%	112
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.114769%	6.087597%	113
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.114727%	6.087553%	114
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.114687%	6.087511%	115
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.114646%	6.087467%	116
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30A2-2-1-1	30323733	07/11/26	0	A	46,185.16	46,185.16	0.00	7,500,000.00
Totals					46,185.16	46,185.16	0.00	7,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		7,500,000	7,500,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		720,798,800	720,798,800	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	728,298,800	728,298,800	0	0	0	0
Jul-26	728,470,251	728,470,251	0	0	0	0
Jun-26	728,668,255	728,668,255	0	0	0	0
May-26	728,837,822	728,837,822	0	0	0	0
Apr-26	729,034,011	729,034,011	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29